Membership Units (Details Narrative) - $ / shares		12 Months Ended
	Jan. 25, 2023	Feb. 28, 2023	Nov. 30, 2022	Feb. 28, 2022
Members equity units authorized		0	1,000,000	1,000,000
Members equity units outstanding		0	1,000,000	1,000,000
Members equity units issued		0	1,000,000	1,000,000
Members equity units per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Units [Member]
Membership Interests outstanding exchanged for Preferred Units	1,000,000	1,000,000